Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 6,705,612	$ 1,027,680	¥ 1,038,897
Restricted cash	102,598	15,724	14,365
Accounts receivable, net of allowance of RMB4,770 and RMB12,496 (US$1,915) as of December 31, 2019 and 2020, respectively	422,224	64,709	304,695
Value added taxes recoverable	182,982	28,043	80,715
Amount due from related parties	64,093	9,823	88,929
Prepayments and other current assets	112,467	17,234	45,530
Total current assets	7,589,976	1,163,213	1,573,131
Non-current assets
Property and equipment, net	6,423,830	984,495	4,404,587
Operating lease right-of-use assets	635,683	97,423	430,288
Finance lease right-of use assets	144,615	22,163	155,347
Intangible assets	320,299	49,088	360,749
Goodwill	472,883	72,472	466,320
Deferred tax assets	18,789	2,880	3,611
Restricted cash	103,253	15,824	66,578
Value added taxes recoverable	357,125	54,732	247,851
Other non-current assets	193,145	29,600	62,721
Total non-current assets	8,669,622	1,328,677	6,198,052
Total assets	16,259,598	2,491,890	7,771,183
Current liabilities (including current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB107,511 and RMB102,267 (US$15,672) as of December 31, 2019 and 2020, respectively):
Short-term bank loans	66,135	10,136	15,000
Current portion of long-term bank loans	230,778	35,368	48,347
Accounts payable	1,186,030	181,767	959,372
Amounts due to related parties	37,468	5,742	60,187
Income taxes payable	47,272	7,245	7,790
Current portion of operating lease liabilities	40,131	6,150	37,767
Current portion of finance lease liabilities	4,906	752	5,485
Derivative liabilities	8,671	1,329	3,159
Accrued expenses and other current liabilities	211,549	32,421	129,672
Total current liabilities	1,832,940	280,910	1,266,779
Non-current liabilities (including non-current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB226,933 and RMB212,413 (US$32,554) as of December 31, 2019 and 2020, respectively):
Long-term bank loans	3,892,120	596,493	2,692,154
Operating lease liabilities	204,305	31,311	217,523
Finance lease liabilities	59,986	9,193	61,161
Deferred tax liabilities	254,431	38,993	211,539
Derivative liabilities	16,123	2,471	6,344
Other non-current liabilities	260,225	39,881	78,510
Total non-current liabilities	4,687,190	718,342	3,267,231
Total liabilities	6,520,130	999,252	4,534,010
Shareholders’ equity:
Ordinary shares (par value of US$0.00001 per share, 5,000,000,000 shares authorized, 566,716,480 shares issued and outstanding as of December 31, 2019; 4,500,000,000 Class A ordinary shares authorized, 344,577,783 Class A ordinary shares issued and outstanding; 500,000,000 Class B ordinary shares authorized, 380,214,434 Class B ordinary shares issued and outstanding as of December 31, 2020)	46	7	34
Additional paid-in capital	10,510,516	1,610,807	3,512,291
Statutory reserves	82,792	12,688	13,908
Accumulated other comprehensive income (loss)	(172,586)	(26,450)	40,011
Accumulated deficit	(681,300)	(104,414)	(329,071)
Total shareholders’ equity	9,739,468	1,492,638	3,237,173
Total liabilities and shareholders’ equity	¥ 16,259,598	$ 2,491,890	¥ 7,771,183